CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of Cash Flows [Abstract]
Net cash used in operating activities	$ (72,894)	$ (39,832)
Investing activities
Purchases of property, plant and equipment	(9,267)	(10,108)
Proceeds from disposal of property, plant and equipment	6
Refund of leasehold land deposit		426
Deposits in short-term investments	(1,301,767)	(991,056)
Proceeds from short-term investments	730,118	995,303
Proceeds from divestment of an equity investee	608,503
Acquisition of an intangible asset	(10,000)
Net cash generated from/(used in) investing activities	17,593	(5,435)
Financing activities
Proceeds from issuances of ordinary shares	1,100	228
Purchases of treasury shares		(36,064)
Dividend paid to a non-controlling shareholder of a subsidiary		(1,000)
Proceeds from bank borrowings	8,221	8,466
Repayment of bank borrowings		(4,192)
Net cash generated from/(used in) financing activities	9,321	(32,562)
Net decrease in cash and cash equivalents	(45,980)	(77,829)
Effect of exchange rate changes on cash and cash equivalents	2,741	(1,807)
Net decrease in cash and cash equivalents, including effect of exchange rate changes	(43,239)	(79,636)
Cash and cash equivalents
Cash and cash equivalents at beginning of period	153,958	283,589
Cash and cash equivalents at end of period	$ 110,719	$ 203,953